Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Total	$ (26)	$ 512	$ 236
Hong Kong [Member]
Current tax	4	156	103
Overprovision in prior year	(30)
China [Member]
Current tax		$ 356	$ 133